Financial instruments (Tables)	12 Months Ended
Dec. 31, 2020
Financial instruments
Summary of Financial Assets

The Company holds the following financial instruments:

Financial assets	Assets at FVPL	Assets at amortized cost	Total
December 31, 2020
Cash and cash equivalents	—	424,410	424,410
Financial investments	17,645	705,349	722,994
Trade receivables	—	415,282	415,282
Related parties	—	20,478	20,478
Investments and interests in other entities	9,654	—	9,654
	27,299	1,565,519	1,592,818

	Assets at FVPL	Assets at amortized cost	Total
December 31, 2019
Cash and cash equivalents	—	48,900	48,900
Financial investments	498,584	80,910	579,494
Trade receivables	—	329,428	329,428
Financial instruments from acquisition of interests	35,946	—	35,946
Related parties	—	16,111	16,111
Other assets	—	4,109	4,109
	534,530	479,458	1,013,988

Summary of Financial Liabilities

		Liabilities at
Financial liabilities	Liabilities at FVPL	amortized cost	Total
December 31, 2020
Trade payables	—	40,925	40,925
Financial instruments from acquisition of interests	—	—	—
Accounts payable to selling shareholders	861,385	925,130	1,786,515
Leases liabilities	—	35,220	35,220
Loans and financing	—	311,119	311,119
	861,385	1,312,394	2,173,779
December 31, 2019
Trade payables	—	34,521	34,521
Financial instruments from acquisition of interests	33,940	—	33,940
Accounts payable to selling shareholders	328,668	887,564	1,216,232
Leases liabilities	—	25,857	25,857
Loans and financing	—	98,561	98,561
	362,608	1,046,503	1,409,111

Summary of Financial Assets and Liabilities Recognized at Fair Value

Assets and liabilities are measured and recognized at fair value as follows:

	Hierarchy	2020	2019
Financial assets
Financial investments	Level 2	17,645	498,584
Derivative financial instruments	Level 3	—	35,946
Investments at fair value	Level 1	9,654	—

Financial liabilities
Derivative financial instruments	Level 3	—	33,940
Accounts payable to selling shareholders	Level 3	861,385	328,668

Summary of Fair Value Measurements using significant unobservable inputs (level 3)

The following table presents the changes in level 3 items for the years ended December 31, 2020, 2019 and 2018.

	Financial instruments	Financial instruments
	from acquisition of	from acquisition of	Accounts payable to
Recurring fair value measurements	interests (assets)	interests (liabilities)	selling shareholders
Balance as of December 31, 2017	12,511	(13,637)	(36,630)
Payment of capital increase in Geekie	—	2,000	—
Changes in accounts payable to selling shareholders	—	—	(129,430)
Interest expense	—	—	(8,350)
Deferred revenue in Escola de Aplicação São José dos Campos	—	50	—
Gains (losses) recognized in statement of income (loss)	14,119	(13,510)	—
Balance as of December 31, 2018	26,630	(25,097)	(174,410)
Acquisition of Nave à Vela	—	—	(58,194)
Payment of acquisition of Nave à Vela	—	—	21,098
Changes in accounts payable to selling shareholders	—	—	(89,403)
Interest expense	—	—	(35,127)
Deferred revenue in Escola de Aplicação São José dos Campos Ltda.	—	54	—
Fair value held in step acquisitions	—	—	7,368
Gains (loss) recognized in statement of income	9,316	(8,897)	—
Balance as of December 31, 2019	35,946	(33,940)	(328,668)
Acquisitions	—	—	(478,209)
Payment	—	—	9,520
Changes in accounts payable to selling shareholders	—	—	(20,314)
Interest expense	—	—	(43,714)
Gains (loss) recognized in statement of income	(35,946)	33,940	—
Balance as of December 31, 2020	—	—	(861,385)